Goodwill (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of goodwill [text block] [Abstract]
Schedule of goodwill is allocated cash generating units
	Mozambique	Portugal	Spain	Other	Total
	Figures in Rand thousands
Balance at March 1, 2019	63,085	27,928	19,796	11,289	122,098
Translation adjustments	4,899	2,449	1,736	321	9,405
Balance at February 29, 2020	67,984	30,377	21,532	11,610	131,503
Translation adjustments	(10,752)	1,815	1,286	300	(7,351)
Balance at February 28, 2021	57,232	32,192	22,818	11,910	124,152

Schedule of key estimates used for the fair value
Key estimates	CGU	2021	2020
Revenue growth rate
This is the average annual compound growth rate in revenue that is derived from management’s forecast and is based on external available information, such as GDP and inflation rate data within the region.	Mozambique	11%	7%
	Portugal	10%	3%
	Spain	16%	3%

The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is consistent with reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.

Terminal growth rate
The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.	Mozambique	9%	5%
	Portugal	1%	2%
	Spain	1%	2%

Discount rate
The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Capital Asset pricing model and adjusting for risk. The rate is a pre-tax rate and the value in use has been determined on a pre-tax basis.	Mozambique	31%	35%
	Portugal	17%	16%
	Spain	20%	15%